UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-07021
                      (Investment Company Act File Number)


                    Federated Investment Series Funds, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                   CORPORATE BONDS--66.1%
                   BASIC INDUSTRY - CHEMICALS--0.8%
  $  3,760,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                        $     3,556,772
     4,900,000 1,2 Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020                                                  4,018,020
                       TOTAL                                                                                               7,574,792
                   BASIC INDUSTRY - METALS & MINING--3.7%
     2,770,000     Alcan, Inc., 5.75%, 6/1/2035                                                                            2,590,715
     3,760,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                              3,723,804
     5,000,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                  4,761,178
     7,359,000     Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                                               7,454,380
     3,325,000 1,2 Codelco, Inc., Bond, 5.625%, 9/21/2035                                                                  3,112,916
     1,850,000     Inco Ltd., 5.70%, 10/15/2015                                                                            1,798,106
     1,550,000     Newmont Mining Corp., 5.875%, 4/1/2035                                                                  1,438,940
     2,500,000     Noranda, Inc., 6.00%, 10/15/2015                                                                        2,503,495
     9,750,000     Placer Dome, Inc., Bond, 8.50%, 12/31/2045                                                              9,859,590
                       TOTAL                                                                                              37,243,124
                   BASIC INDUSTRY - PAPER--2.1%
     2,600,000     International Paper Co., 4.25%, 1/15/2009                                                               2,535,947
     6,980,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                              7,591,218
     2,850,000     Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                   2,294,250
     5,000,000     Westvaco Corp., 7.65%, 3/15/2027                                                                        5,192,436
     3,750,000     Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                               3,926,453
                       TOTAL                                                                                              21,540,304
                   CAPITAL GOODS - AEROSPACE & DEFENSE--0.7%
     3,650,000 1,2 BAE Systems Holdings, Inc., 5.20%, 8/15/2015                                                            3,483,877
     1,129,000     Raytheon Co., Note, 6.75%, 8/15/2007                                                                    1,141,670
     2,840,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                            2,825,012
                       TOTAL                                                                                               7,450,559
                   CAPITAL GOODS - BUILDING MATERIALS--0.8%
     2,700,000     CRH America, Inc., 5.30%, 10/15/2013                                                                    2,617,764
     5,500,000     Masco Corp., Note, 5.875%, 7/15/2012                                                                    5,491,493
                       TOTAL                                                                                               8,109,257
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--1.5%
     2,940,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                                           3,204,600
     1,580,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                1,646,280
     2,025,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                             2,135,399
     4,600,000 1,2 Tyco International Group SA , Note, 4.436%, 6/15/2007                                                   4,567,524
     3,500,000     Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013                                       3,621,325
                       TOTAL                                                                                              15,175,128
                   CAPITAL GOODS - ENVIRONMENTAL--1.7%
       500,000     Republic Services, Inc., Note, 6.086%, 3/15/2035                                                          493,890
       600,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                                           632,513
     8,210,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                                           8,595,346
     7,475,000     Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007                                                     7,604,986
                       TOTAL                                                                                              17,326,735
                   COMMUNICATIONS - MEDIA & CABLE--2.1%
       900,000     Comcast Corp., 7.05%, 3/15/2033                                                                           947,112
     4,700,000     Comcast Corp., 7.125%, 6/15/2013                                                                        5,032,716
     5,480,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                      5,684,004
     4,630,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                               4,488,753
     5,010,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                               4,773,763
                       TOTAL                                                                                              20,926,348
                   COMMUNICATIONS - MEDIA NONCABLE--1.8%
       615,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                      659,311
     5,100,000     British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006                                     5,107,897
     5,000,000     Clear Channel Communications, Inc., 6.00%, 11/1/2006                                                    5,002,500
     6,880,000     Grupo Televisa S.A., 6.625%, 3/18/2025                                                                  6,899,264
                       TOTAL                                                                                              17,668,972
                   COMMUNICATIONS - TELECOM WIRELESS--1.4%
     5,500,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                           6,964,050
     3,100,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                      3,047,455
     1,900,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                               2,321,614
     1,860,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                           2,078,890
                       TOTAL                                                                                              14,412,009
                   COMMUNICATIONS - TELECOM WIRELINES--3.5%
     3,810,000     BellSouth Corp., 5.20%, 9/15/2014                                                                       3,646,454
     2,620,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           2,777,200
     3,000,000     Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                                             2,892,312
     1,980,000     Embarq Corp., 6.738%, 6/1/2013                                                                          2,022,839
     4,940,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                                       4,965,233
     3,870,000     SBC Communications, Inc., 5.10%, 9/15/2014                                                              3,705,604
     2,980,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                     3,124,557
     7,050,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                            6,878,332
     4,931,000     Verizon Global Funding, Note, 7.25%, 12/1/2010                                                          5,275,958
                       TOTAL                                                                                              35,288,489
                   CONSUMER CYCLICAL - AUTOMOTIVE--3.7%
     5,000,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                          5,161,517
     7,740,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                    7,540,345
    10,000,000     Ford Motor Credit Co., Note, 6.50%, 1/25/2007                                                          10,016,440
     3,250,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      3,204,201
     4,875,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       4,940,491
     2,100,000     General Motors Corp., Note, 9.45%, 11/1/2011                                                            1,953,000
     4,800,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                      4,806,632
                       TOTAL                                                                                              37,622,626
                   CONSUMER CYCLICAL - ENTERTAINMENT--1.4%
     6,000,000     Carnival Corp., 3.75%, 11/15/2007                                                                       5,891,285
     4,020,000     International Speedway Corp., 4.20%, 4/15/2009                                                          3,862,842
     3,800,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                 3,850,171
                       TOTAL                                                                                              13,604,298
                   CONSUMER CYCLICAL - RETAILERS--0.9%
     2,260,311 1,2 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                           2,151,511
       500,000     CVS Corp., Sr. Note, 5.75%, 8/15/2011                                                                     504,645
     2,270,000     Home Depot, Inc., 5.40%, 3/1/2016                                                                       2,251,709
     2,560,000     Target Corp., Note, 5.875%, 7/15/2016                                                                   2,637,686
     1,710,000     Wal-Mart Stores, Inc., 5.25%, 9/1/2035                                                                  1,579,509
                       TOTAL                                                                                               9,125,060
                   CONSUMER CYCLICAL - SERVICES--0.9%
     7,475,000     Boston University, 7.625%, 7/15/2097                                                                    8,604,928
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.8%
     2,550,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                               2,553,559
     2,000,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                    2,014,267
     3,220,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                    3,356,997
                       TOTAL                                                                                               7,924,823
                   CONSUMER NON-CYCLICAL HEALTH CARE--0.9%
     2,200,000     Anthem, Inc., 6.80%, 8/1/2012                                                                           2,338,743
     2,040,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                      1,975,891
     3,360,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                          3,261,232
     1,660,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                1,542,959
                       TOTAL                                                                                               9,118,825
                   CONSUMER NON-CYCLICAL PHARMACEUTICALS-0.9%
     3,660,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                 3,474,026
     1,920,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                             2,095,694
     4,000,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                    3,994,935
                       TOTAL                                                                                               9,564,655
                   CONSUMER NON-CYCLICAL TOBACCO--0.3%
     1,375,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                   1,380,102
     1,000,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                              1,089,501
                       TOTAL                                                                                               2,469,603
                   ENERGY - INDEPENDENT--1.7%
     2,250,000     Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006                                               2,253,148
       460,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                         437,516
     5,890,000     Canadian Natural Resources Ltd., 5.85%, 2/1/2035                                                        5,603,349
       495,000 1,2 Pemex Project Funding Master, 5.75%, 12/15/2015                                                           484,481
     3,450,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                     3,850,200
     4,211,200 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                     4,070,340
                       TOTAL                                                                                              16,699,034
                   ENERGY - INTEGRATED--2.5%
     4,100,000     Conoco, Inc., 7.25%, 10/15/2031                                                                         4,830,700
     3,000,000     Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028                                                     3,188,025
       450,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                   505,409
     5,100,000     Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                                                            5,115,369
     4,650,000     Petro-Canada, Bond, 5.35%, 7/15/2033                                                                    4,088,985
       220,000     Petro-Canada, Deb., 7.00%, 11/15/2028                                                                     235,780
     3,570,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                      3,588,520
     4,150,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                          4,045,894
                       TOTAL                                                                                              25,598,682
                   ENERGY - OIL FIELD SERVICES--0.0%
       210,000     Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019                                                          236,791
                   ENERGY - REFINING--0.3%
     2,250,000     Valero Energy Corp., 7.50%, 4/15/2032                                                                   2,614,730
                   FINANCIAL INSTITUTION - BANKING--11.6%
     4,750,000     ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026                                                  4,776,644
     4,000,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                        3,989,758
     6,175,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                        6,285,433
     2,876,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                                       2,945,125
     5,350,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         5,749,233
     4,720,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                        4,747,859
     6,000,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                 6,010,636
     2,200,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                    2,164,148
     2,770,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                                    2,662,662
     1,800,000     Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007                                                 1,802,424
     3,500,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                 3,746,320
       870,000     J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                                    1,064,465
    14,400,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                  14,090,404
     5,000,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                           4,876,791
     1,790,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                                        1,794,482
     1,530,000     PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026                                     1,609,784
     4,020,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                          4,280,851
     2,520,000     Popular North America, Inc., 5.65%, 4/15/2009                                                           2,535,152
    10,511,111 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                                         11,824,454
     3,870,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                      3,770,648
     1,700,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                            1,681,400
     3,800,000 1,2 Swedbank, Sub., 7.50%, 11/29/2049                                                                       3,811,050
     5,810,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                                           5,628,106
     5,000,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                    4,775,614
     3,440,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                         3,316,860
       500,000     Washington Mutual Bank, 5.125%, 1/15/2015                                                                 482,356
     2,400,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                    2,544,749
     3,370,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                             3,319,834
                       TOTAL                                                                                             116,287,242
                   FINANCIAL INSTITUTION - BROKERAGE--2.5%
     8,140,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                   7,919,928
     4,255,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                       5,076,495
     1,000,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                                                975,621
     2,900,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                            2,879,979
       190,000     Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                                            201,077
     2,100,000     Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                                                 2,077,873
     1,200,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                        1,215,238
     1,020,000     Nuveen Investments, 5.00%, 9/15/2010                                                                      998,686
     1,020,000     Nuveen Investments, 5.50%, 9/15/2015                                                                      989,108
     2,303,196 1,2 World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013                                        2,427,442
                       TOTAL                                                                                              24,761,447
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--3.2%
     5,000,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                          4,861,623
     4,295,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                           4,137,519
     4,050,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                     4,172,865
       115,000     Heller Financial, Inc., Note, 7.375%, 11/1/2009                                                           122,255
     1,500,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                               1,500,018
     3,100,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                     3,045,954
     3,090,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             3,076,206
     8,790,000     SLM Corp., Floating Rate Note, 6.093%, 12/15/2014                                                       8,319,366
     3,250,000     Susa Partnership LP, 8.20%, 6/1/2017                                                                    3,851,034
                       TOTAL                                                                                              33,086,840
                   FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
       810,000     Aetna US Health Care, 5.75%, 6/15/2011                                                                    820,990
                   FINANCIAL INSTITUTION - INSURANCE - LIFE--2.4%
     2,750,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                   3,468,889
     2,950,000     Delphi Financial Group, Inc., 9.31%, 3/25/2027                                                          3,097,951
     7,800,000 1,2 Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027                                            8,162,781
     4,000,000 1,2 Pacific LifeCorp., Bond, 6.60%, 9/15/2033                                                               4,236,286
       525,000     Transamerica Corp., Note, 6.75%, 11/15/2006                                                               525,978
     3,950,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                                                4,308,899
                       TOTAL                                                                                              23,800,784
                   FINANCIAL INSTITUTION - INSURANCE - P&C--2.6%
     1,370,000     CNA Financial Corp., Note, 6.00%, 8/15/2011                                                             1,380,612
     1,710,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                 1,739,985
     4,000,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                              3,879,153
     3,900,000 1,2 Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007                                                3,956,230
     3,300,000 1,2 MBIA Global Funding LLC, 2.875%, 11/30/2006                                                             3,278,646
       265,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                     261,799
     1,000,000 1,2 USF&G Corp., 8.312%, 7/1/2046                                                                           1,152,450
     5,750,000     USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                                        6,040,212
     4,040,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                               3,984,806
                       TOTAL                                                                                              25,673,893
                   FINANCIAL INSTITUTION - REITS--0.5%
     2,000,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                2,000,360
       185,000     Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                                                            192,812
       430,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                              447,698
     2,330,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                                       2,337,275
                       TOTAL                                                                                               4,978,145
                   FOREIGN-LOCAL-GOV'T--0.8%
     7,900,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                8,186,249
                   MUNICIPAL SERVICES--0.2%
     1,825,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                           1,762,329
                   SOVEREIGN--0.4%
     3,500,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                                          4,048,211
                   TECHNOLOGY--1.1%
     3,745,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                             3,746,460
     1,100,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                             1,237,896
       965,000     IBM Corp., Deb., 8.375%, 11/1/2019                                                                      1,205,051
     5,120,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                             5,046,295
                       TOTAL                                                                                              11,235,702
                   TRANSPORTATION - AIRLINES--0.4%
       710,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                   739,735
     1,995,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                          2,209,298
     2,070,000     Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014                                                  2,013,061
                       TOTAL                                                                                               4,962,094
                   TRANSPORTATION - RAILROADS--1.2%
     1,200,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                   1,149,203
     2,476,984     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                                    2,773,354
     3,150,000     Canadian Pacific RR, 7.125%, 10/15/2031                                                                 3,697,064
       655,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                            689,887
     4,280,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                  4,088,689
                       TOTAL                                                                                              12,398,197
                   TRANSPORTATION - SERVICES--0.9%
     7,300,000     FedEx Corp., Note, 2.65%, 4/1/2007                                                                      7,185,433
     1,570,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                     1,579,216
                       TOTAL                                                                                               8,764,649
                   UTILITY - ELECTRIC--2.8%
        55,000     Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007                                              55,376
     2,390,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                          2,258,687
     2,000,000     Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035                                                1,908,205
     2,765,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                          2,816,042
     5,150,000     Enersis S.A., Note, 7.40%, 12/1/2016                                                                    5,471,643
     1,000,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                     1,084,868
     1,670,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                1,701,763
     1,410,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                             1,402,897
     2,925,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                                               2,795,878
     4,000,000     Public Service Electric & Gas Co., 4.00%, 11/1/2008                                                     3,894,028
     2,750,000     Scottish Power PLC, 4.91%, 3/15/2010                                                                    2,716,892
     2,020,000     Westar Energy, Inc., 5.875%, 7/15/2036                                                                  1,896,433
                       TOTAL                                                                                              28,002,712
                   UTILITY - NATURAL GAS DISTRIBUTOR--0.7%
     7,395,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                   7,074,628
                   UTILITY - NATURAL GAS PIPELINES--0.3%
     3,300,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                    2,964,977
                       TOTAL CORPORATE BONDS                                                                             664,708,861
                       (IDENTIFIED COST $665,740,349)
                   CORPORATE NOTES--0.5%
                   COMMUNICATIONS - TELECOM WIRELINES--0.5%
     4,595,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                                         4,470,746
                   (IDENTIFIED COST $4,593,135)
                   MORTGAGE-BACKED SECURITIES--0.0%
        16,600     Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029                                             16,709
        19,656     Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029                                             19,785
         5,677     Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029                                              5,715
         9,541     Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029                                              9,755
        25,886     Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011                                             26,165
        17,423     Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017                                        18,777
        19,585     Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028                                        20,366
         9,225     Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028                                         9,506
        18,891     Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013                                        19,230
        15,985     Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028                                        16,472
        63,338     Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028                                       64,734
        47,022     Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029                                        48,058
        13,988     Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027                                   14,674
         6,257     Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028                                     6,504
        25,500     Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023                                   26,954
        17,969     Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017                                   19,447
        14,902     Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023                                   15,508
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                      358,359
                       (IDENTIFIED COST $349,257)
                   MUNICIPALS--1.9%
     6,050,000     Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018                               6,179,652
     3,090,000     McKeesport, PA, Taxable G.O.  Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020           3,182,175
     4,675,000     Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015                       4,776,214
     2,200,000     Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020                 2,204,180
     2,080,000     Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026                           2,555,467
                       TOTAL MUNICIPALS                                                                                   18,897,688
                       (IDENTIFIED COST $18,285,905)
                   GOVERNMENTS/AGENCIES--1.5%
                   SOVEREIGN--1.5%
     6,500,000     United Mexican States, 6.625%, 3/3/2015                                                                 6,908,200
     3,600,000     United Mexican States, 7.50%, 4/8/2033                                                                  4,177,800
     3,600,000     United Mexican States, Note, 9.875%, 2/1/2010                                                           4,103,280
                       TOTAL GOVERNMENTS/AGENCIES                                                                         15,189,280
                       (IDENTIFIED COST $14,767,600)
                   COMMON STOCKS--0.0%
                   FINANCE--0.0%
        10,585   3 Arcadia Financial Ltd., Warrants                                                                                0
                   UTILITY - ELECTRIC--0.0%
            45   3 NRG Energy, Inc.                                                                                            2,278
                       TOTAL COMMON STOCKS                                                                                     2,278
                       (IDENTIFIED COST $2,041)
                   PREFERRED STOCKS--1.8%
                   FINANCIAL INSTITUTION - BANKING--0.7%
       138,000     Citigroup, Inc., Cumulative Pfd., Series F, $3.18 Annual Dividend                                       7,065,600
                   FINANCIAL INSTITUTION - BROKERAGE--0.6%
       130,000     Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend                                             6,298,500
                   FINANCIAL INSTITUTION - REITS--0.5%
        80,000     Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend                         4,480,000
                       TOTAL PREFERRED STOCKS                                                                             17,844,100
                       (IDENTIFIED COST $15,816,388)
                   ASSET-BACKED SECURITIES--0.1%
                   HOME EQUITY LOAN--0.1%
       725,555 1,2 125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029                                             725,555
                   (IDENTIFIED COST $725,215)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                   COMMERCIAL MORTGAGE--0.0%
       325,000     Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030                                                   327,779
                   NON-AGENCY MORTGAGE--0.0%
        96,793 1,2 SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 6.93%, 1/28/2027                                   76,466
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                             404,245
                       (IDENTIFIED COST $481,468)
                   U.S. TREASURY--4.8%
     9,000,000   4 United States Treasury Note, 4.25%, 11/15/2014                                                          8,703,192
     2,000,000     United States Treasury Note, 4.50%, 2/15/2016                                                           1,962,035
    11,500,000 4,5 United States Treasury Note, 4.75%, 3/31/2011                                                          11,519,168
    19,000,000   4 United States Treasury Note, 4.875%, 4/30/2011                                                         19,128,476
     7,000,000     United States Treasury Note, 5.125%, 5/15/2016                                                          7,196,351
                       TOTAL U.S. TREASURY (IDENTIFIED COST $47,829,590)                                                  48,509,222
                   MUTUAL FUNDS--21.4%6
        20,566     Federated Mortgage Core Portfolio                                                                         202,161
    32,179,286     High-Yield Bond Portfolio                                                                             214,957,632
                       TOTAL MUTUAL FUNDS                                                                                215,159,793
                       (IDENTIFIED COST $285,663,791)
                   REPURCHASE AGREEMENTS-4.7%
     7,805,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which Bank          7,805,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000.
    19,127,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which Bear         19,127,000
                   Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $2,000,293,889 on 9/1/2006. The market value of the underlying securities at the end of the period was $2,060,001,562 (purchased with proceeds from securities lending collateral).
    20,000,000     Interest in $1,900,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which ING          20,000,000
                   Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $1,900,279,194 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,955,223,775 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              46,932,000
                       TOTAL INVESTMENTS - 102.8%                                                                      1,033,202,127
                       (IDENTIFIED COST $1,101,186,739)7
                       OTHER ASSETS AND LIABILITIES - NET - (2.8)%                                                      (27,857,375)
                       TOTAL NET ASSETS - 100%                                                                       $ 1,005,344,752

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $108,231,933, which represented 10.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2006, these liquid restricted securities amounted to $108,231,933, which represented 10.8% of total net assets.

3    Non-income producing security.

4    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of August 31,2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED       MARKET VALUE OF COLLATERAL
     $37,848,336                             $39,127,000

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

6    Affiliated companies.

7 At August 31, 2006, the cost of investments for federal tax purposes was $1,105,880,969. The net unrealized depreciation of investments for federal tax purposes was $72,678,842. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,544,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $88,223,714.

    At August 31, 2006, the Fund had the following outstanding futures contracts:

    CONTRACTS3                         NUMBER OF NOTIONAL                 VALUE EXPIRATION    DATE            UNREALIZED
                                       CONTRACTS                                                            APPRECIATION
    U.S. Treasury Notes 10 Yr Futures  600                                $64,425,000         December 2006   $231,879
    U.S. Treasury Notes 5 Yr Futures   400                                $42,043,750         December 2006   $361,046


Note:The categories of investments are shown as a percentage of total net assets at August 31, 2006.



INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust"), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.



The following acronyms are used throughout this portfolio:

 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GTD   --Guaranteed
 INS   --Insured
 LOC   --Letter of Credit
 REITs --Real Estate Investment Trusts





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INVESTMENT SERIES FUNDS, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006